Convertible Note - Schedule of Amortized Cost of Convertible Note (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
US$
Convertible Note Principal- Issued in June 2025	$ 1,500,000	$ 1,500,000
Convertible Note Interest Adjustment	(192,570)	(419,734)
Total	$ 1,307,430	$ 1,080,266